EQUIPMENT	12 Months Ended
Dec. 31, 2012
EQUIPMENT [Text Block]
5.	EQUIPMENT

	2012			2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$—	$8,358	$6,549	$1,809
Computer equipment	20,274	20,274	—	20,274	18,666	1,608
Exploration equipment	1,464,478	601,528	862,950	1,464,478	379,843	1,084,635
Vehicles	333,989	131,467	202,522	333,989	52,014	281,975
	$1,827,099	$761,627	$1,065,472	$1,827,099	$457,072	$1,370,027